Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Analysis of income and expense [abstract]
Costs of services	[1]	£ 4,804.7		£ 5,328.8	[2]	£ 10,825.1
General and administrative costs	[1]	3,195.3		443.1	[2],[3]	1,113.1
Costs of services and general and administrative costs		8,000.0		5,771.9	[2]	11,938.2
Costs of services and general and administrative costs include:
Staff costs		3,330.0		3,501.7	[2]	7,090.6
Establishment costs		314.4		331.7	[2]	672.9
Media pass-through costs		613.7		818.8	[2]	1,656.2
Other costs of services and general and administrative costs	[1],[4]	3,741.9		1,119.7	[2]	2,518.5
Wages and salaries		2,417.5		2,442.5	[2]	4,946.2
Cash-based incentive plans		17.2		64.8	[2]	227.6
Share-based incentive plans		30.6		30.0	[2]	66.0
Social security costs		304.6		304.9	[2]	591.7
Pension costs		86.4		83.5	[2]	169.7
Severance		18.8		16.1	[2]	42.6
Other staff costs		454.9		559.9	[2]	1,046.8
Staff costs		3,330.0		3,501.7	[2]	7,090.6
Amortisation and impairment of acquired intangible assets		53.1		52.8	[2]	121.5
Goodwill impairment		2,484.7	[1]			47.7 [5]
Gains on disposal of investments and subsidiaries		(16.0)	[1]	(40.6)	[2]	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership				(0.4)	[2]	(0.4)
Investment and other write-downs	[1]	220.6				7.5
Restructuring and transformation costs		17.9		33.9	[2]	153.5
Restructuring costs in relation to COVID-19	[1]	39.3
Litigation settlement				(16.8)	[2]	(16.8)
Gain on sale of freehold property in New York	[2]			(7.9)		(7.9)
Depreciation of property, plant and equipment		88.2		88.5	[2]	185.5
Amortisation of other intangible assets		9.6		9.9	[2]	21.2
Depreciation of right-of-use assets		155.4		152.1	[2]	301.6
Short-term lease expense		19.7		49.9	[2]	83.8
Low-value lease expense		£ 1.1		£ 1.2	[2]	£ 2.9

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[3]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13. As a result, Data Investment Management is now excluded from the segment analysis.
[4]	Other costs of services and general and administrative costs include £301.3 million (period ended 30 June 2019: £350.0 million; year ended 31 December 2019: £731.4 million) of other pass through costs.
[5]	Figures for the period ended 30 June 2020 have been restated, as described in the accounting policies.